RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2022
RECOVERABLE TAXES
RECOVERABLE TAXES
10.     RECOVERABLE TAXES

	2022	2021
ICMS on purchase of goods (a)	704,018	732,853
Taxes on purchase of goods – foreign subsidiaries	245,955	313,214
ICMS on purchases of property, plant and equipment and purchase of goods	14,365	12,138
PIS and COFINS on purchase of property, plant and equipment and purchase of goods (b)	950,307	984,737
Withholding PIS, COFINS and CSLL	1,671	1,673
Tax on Manufactured Goods - IPI (c)	152,686	114,179
Other	199,276	220,455
	2,268,278	2,379,249

Current	911,410	1,029,625
Non-current	1,356,868	1,349,624

a)	Tax credits related to the tax on the circulation of goods, interstate and inter-municipal transport and communication services (ICMS) were generated mainly by purchases, whose tax rate is higher than the average of sales. The Company expects to realize these credits during the ordinary course of business through offsetting with sales operations in the domestic market.
b)	The accumulated tax credits of PIS and COFINS basically arise from credits on purchases of raw materials used in the production and from purchase of property, plant and equipment, as well as credits arising out of the exclusion of ICMS from the calculation basis of the PIS/COFINS. The realization of these credits normally occurs through offsetting with sales operations in the domestic market.
c)	The balance will be used to offset IPI (Taxes over industrialized products) payable in future operations of the Company.